SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 18,905,546	$ 18,259,863
Finite-lived intangible assets, accumulated amortization	(1,039,229)	(377,716)
Intangible assets, net	17,866,317	17,882,147	[1]	$ 600,317
Finite-lived intangible assets, net	17,866,317	882,147
Intangible assets gross		18,259,863		880,000
Intangible assets, accumulated amortization		(377,716)		(279,683)
In Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross		17,000,000
Finite-lived intangible assets, accumulated amortization
Intangible assets, net		17,000,000
Indefinite-lived intangible assets, gross		17,000,000
Indefinite-lived intangible assets, accumulated amortization
Indefinite-lived intangible assets, net		17,000,000
Patent Portfolio [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	1,259,863	1,259,863
Finite-lived intangible assets, accumulated amortization	(447,838)	(377,716)
Intangible assets, net	812,025	882,147
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	17,645,683
Finite-lived intangible assets, accumulated amortization	(591,391)
Intangible assets, net	$ 17,054,292
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross		1,259,863		880,000
Finite-lived intangible assets, accumulated amortization		(377,716)		(279,683)
Finite-lived intangible assets, net		$ 882,147		$ 600,317

[1]	Derived from audited information